24. Other Income and Other Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expenses
Marketing	$ 284,641	$ 318,761
State deposit tax	516,348	484,540
Amortization of tax credit investments	1,175,177	615,864
ATM fees	363,478	338,327
Telephone	338,239	332,496
Collection and non-accrual loan expense	$ 249,572	$ 431,186